NON-CONTROLLING INTERESTS - Rollforward of Participating Non-controlling Interests (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of subsidiaries [line items]
Beginning balance			$ 10,548
Other	$ (10)	$ (8)	(15)	$ 4
Ending balance	9,885		9,885
Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Beginning balance			10,290
Net income (loss)	46	2	(10)	31
Other comprehensive income (loss)			(413)
Capital contributions			38
Dividends declared			(290)
Other	3	$ (10)	12	$ (3)
Ending balance	9,627		9,627
Participating non-controlling interests – in operating subsidiaries | Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Beginning balance			1,002
Net income (loss)			2
Other comprehensive income (loss)			(79)
Capital contributions			0
Dividends declared			(4)
Other			0
Ending balance	921		$ 921
Participating non-controlling interests – in operating subsidiaries | Brookfield Americas Infrastructure Fund | Minimum
Disclosure of subsidiaries [line items]
Interests held by third parties			75.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Americas Infrastructure Fund | Maximum
Disclosure of subsidiaries [line items]
Interests held by third parties			80.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Beginning balance			$ 1,902
Net income (loss)			(15)
Other comprehensive income (loss)			(1)
Capital contributions			0
Dividends declared			(5)
Other			0
Ending balance	1,881		$ 1,881
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund II | Minimum
Disclosure of subsidiaries [line items]
Interests held by third parties			43.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund II | Maximum
Disclosure of subsidiaries [line items]
Interests held by third parties			60.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Beginning balance			$ 3,082
Net income (loss)			(27)
Other comprehensive income (loss)			(106)
Capital contributions			0
Dividends declared			(98)
Other			(5)
Ending balance	2,846		$ 2,846
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund III | Minimum
Disclosure of subsidiaries [line items]
Interests held by third parties			23.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund III | Maximum
Disclosure of subsidiaries [line items]
Interests held by third parties			71.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Beginning balance			$ 74
Net income (loss)			(2)
Other comprehensive income (loss)			6
Capital contributions			38
Dividends declared			(11)
Other			0
Ending balance	105		$ 105
Interests held by third parties			75.00%
Participating non-controlling interests – in operating subsidiaries | Isagen institutional investors
Disclosure of subsidiaries [line items]
Beginning balance			$ 2,650
Net income (loss)			83
Other comprehensive income (loss)			(230)
Capital contributions			0
Dividends declared			(120)
Other			0
Ending balance	2,383		$ 2,383
Interests held by third parties			53.00%
Participating non-controlling interests – in operating subsidiaries | Isagen public non-controlling interests
Disclosure of subsidiaries [line items]
Beginning balance			$ 14
Net income (loss)			0
Other comprehensive income (loss)			(1)
Capital contributions			0
Dividends declared			(1)
Other			0
Ending balance	12		$ 12
Interests held by third parties			0.30%
Participating non-controlling interests – in operating subsidiaries | The Catalyst Group
Disclosure of subsidiaries [line items]
Beginning balance			$ 97
Net income (loss)			11
Other comprehensive income (loss)			0
Capital contributions			0
Dividends declared			(4)
Other			0
Ending balance	104		$ 104
Interests held by third parties			25.00%
Participating non-controlling interests – in operating subsidiaries | TerraForm Power
Disclosure of subsidiaries [line items]
Beginning balance			$ 961
Net income (loss)			(57)
Other comprehensive income (loss)			(5)
Capital contributions			0
Dividends declared			(41)
Other			(5)
Ending balance	853		$ 853
Interests held by third parties			33.00%
Participating non-controlling interests – in operating subsidiaries | Other
Disclosure of subsidiaries [line items]
Beginning balance			$ 508
Net income (loss)			(5)
Other comprehensive income (loss)			3
Capital contributions			0
Dividends declared			(6)
Other			22
Ending balance	$ 522		$ 522
Participating non-controlling interests – in operating subsidiaries | Other | Minimum
Disclosure of subsidiaries [line items]
Interests held by third parties			21.00%
Participating non-controlling interests – in operating subsidiaries | Other | Maximum
Disclosure of subsidiaries [line items]
Interests held by third parties			30.00%